Shareholder Fees - SelectPortfoliosGroup5-HealthCareSector-ComboPRO	Apr. 29, 2025 USD ($)
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Biotechnology Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none